Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 60,662	$ 51,042	$ 44,433
Financial Assets at fair value through profit or loss	31,987	18,093	1,578
Subtotal Financial Assets	92,649	69,135	46,011
Non-financial Assets	7,541	9,145	15,574
Total	100,190	78,280	61,585
Financial Liabilities at amortized cost	239,496	202,358	145,879
Financial liabilities at fair value through profit or loss	0	0	0
Subtotal financial liabilities	239,496	202,358	145,879
Non-financial liabilities	3,253	495	476
Total	242,749	202,853	146,355
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	6,793	8,277	6,392
Subtotal Financial Assets	6,793	8,277	6,392
Non-financial Assets	7,541	9,145	15,574
Total	14,334	17,422	21,966
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	44,182	34,816	23,428
Subtotal Financial Assets	44,182	34,816	23,428
Total	44,182	34,816	23,428
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at fair value through profit or loss	12,936	15,285	804
Subtotal Financial Assets	12,936	15,285	804
Total	12,936	15,285	804
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	9,687	7,949	14,613
Financial Assets at fair value through profit or loss	19,051	2,808	774
Subtotal Financial Assets	28,738	10,757	15,387
Total	28,738	10,757	15,387
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	191,063	154,345	105,751
Financial liabilities at fair value through profit or loss	0	0	0
Subtotal financial liabilities	191,063	154,345	105,751
Total	191,063	154,345	105,751
Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	2,660	4,726	752
Financial liabilities at fair value through profit or loss	0	0	0
Subtotal financial liabilities	2,660	4,726	752
Non-financial liabilities			1
Total	2,660	4,726	753
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	45,773	43,287	39,376
Financial liabilities at fair value through profit or loss	0	0	0
Subtotal financial liabilities	45,773	43,287	39,376
Non-financial liabilities	3,253	495	475
Total	$ 49,026	$ 43,782	$ 39,851